Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account
Principal LifeTime 2030 Account
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2030 Account Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.66%
Total Annual Account Operating Expenses	0.70%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2030 Account Class 1	72	224	390	871

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 13.2% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
Global Multi-Strategy Fund.
Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2030
Blended Index were 56.25% Russell 3000 Index, 21.0% MSCI - EAFE Index NDTR D,
and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 16.66 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -20.20%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime 2030 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Principal LifeTime 2030 - Class 1	(2.22%)	(0.51%)	3.87%	Aug. 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.55%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	3.98%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.48%
Principal LifeTime 2030 Blended Index	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	(0.25%)	0.54%	4.30%